UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549

                                       FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment [     ]; Amendment Number:
This Amendment (Check only one.):   [     ]  is a restatement.
                                    [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tukman Grossman Capital Management, Inc.
Address:   60 E. Sir Francis Drake Blvd., Suite 204
           Larkspur, CA  94939

13F File Number:    28-1445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Daniel L. Grossman
Title:       Vice President
Phone:       415-461-6833
Signature, Place, and Date of Signing:

/s/ Daniel L. Grossman        Larkspur, California        November 8, 2012


Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[   ]        13F NOTICE.

[   ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total:    $1,978,931 (K)

List of Other Included Managers:           None

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
NAME OF ISSUER         TITLE OF CLASS             CUSIP   VALUE(K) SH/P AMT S/P P/C  INV DSC   MANAGERS    SOLE    SHARED    NONE
AMERICAN INTL GROUP INC		COMMON		026874784   23710   723100 SH		SOLE			0   702800   20300
AUTOMATIC DATA PROCESSIN	COMMON		053015103  142006  2420833 SH		SOLE			0  2350533   70300
BERKSHIRE HATHAWAY INC DELCL B	COMMON		084670702   56156   636684 SH		SOLE			0   618334   18350
COCA COLA CO			COMMON		191216100  107910  2844966 SH		SOLE			0  2761966   83000
CONOCOPHILLIPS			COMMON		20825C104   34445   602400 SH		SOLE			0   585400   17000
DISNEY WALT CO			COM DISNEY	254687106  161413  3087469 SH		SOLE			0  2996333   91136
GOLDMAN SACHS GROUP INC		COMMON		38141G104   38952   342650 SH		SOLE			0   332700    9950
INTERNATIONAL BUSINESS M	COMMON		459200101  186142   897284 SH		SOLE			0   870934   26350
JOHNSON & JOHNSON		COMMON		478160104  121943  1769600 SH		SOLE			0  1718700   50900
LOWES COS INC			COMMON		548661107  133006  4398333 SH		SOLE			0  4269633  128700
MICROSOFT CORP			COMMON		594918104   67784  2277700 SH		SOLE			0  2212800   64900
PEPSICO INC			COMMON		713448108  129652  1832017 SH		SOLE			0  1778367   53650
PROCTER & GAMBLE CO		COMMON		742718109  147966  2133300 SH		SOLE			0  2071400   61900
SCHLUMBERGER LTD		COMMON		806857108  137944  1907150 SH		SOLE			0  1851500   55650
STRYKER CORP			COMMON		863667101   71751  1289100 SH		SOLE			0  1251500   37600
TARGET CORP			COMMON		87612E106   77256  1217200 SH		SOLE			0  1181400   35800
3M CO				COMMON		88579Y101  148691  1608867 SH		SOLE			0  1561867   47000
WAL MART STORES INC		COMMON		931142103   56265   762400 SH		SOLE			0   740200   22200
WELLS FARGO & CO NEW		COMMON		949746101  135939  3936833 SH		SOLE			0  3819833  117000
